Notes Payable to Banks (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Weighted average interest rate of outstanding notes payable	1.64%	1.83%
Short-term lines of credit, amount	€ 337,567,000
Short-term debt outstanding	61,675,000	40,680,000
Undrawn portion of lines of credit	275,893,000
Undrawn portion includes revolving credit facility	150,000,000
Lines of credit facility available through date	July 31, 2015
Minimum level of long-term committed capital	320,000,000
Long-term committed capital	742,000,000
Net debt/equity ratio, maximum	2.0
Net cash	145,000,000
Total equity	741,876,000	659,796,000
ASMPT [Member]
Short-term Debt [Line Items]
Short-term debt outstanding	61,675,000	32,946,000
Undrawn portion of amount restricted to be used only in operations	€ 125,893,000